SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)		12 Months Ended
	Nov. 16, 2022	Oct. 31, 2022 segment
Segment Reporting
Reportable business segments		1
Reverse Stock Split
Reverse stock split ratio	0.2